Taxes - Income tax recorded in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Pre-tax	$ 11,836,299	$ 3,573,847	$ 303,298
Deferred tax	(4,769,474)	(1,535,151)	(89,526)
After tax	7,066,825	2,038,696	213,772
Cash flow hedging for future crude oil exports
Taxes
Pre-tax	3,167,351	1,259,269	(1,186)
Deferred tax	(1,638,602)	(450,492)	1,908
After tax	1,528,749	808,777	722
Hedge of a net investment in a foreign operation
Taxes
Pre-tax	7,526,124	4,579,758	520,490
Deferred tax	(2,538,389)	(1,708,348)	(156,147)
After tax	4,987,735	2,871,410	364,343
Hedge with derivative instruments
Taxes
Pre-tax	(111,690)	191,487	(78,547)
Deferred tax	(6,223)	(55,821)	23,475
After tax	(117,913)	135,666	(55,072)
Actuarial valuation gains (losses)
Taxes
Pre-tax	1,254,514	(2,456,667)	(137,459)
Deferred tax	(586,260)	679,510	41,238
After tax	$ 668,254	$ (1,777,157)	$ (96,221)